INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES
Summary of group long term investment measured under equity method

	For the year ended		For the year ended		For the year ended
	December 31, 2021		December 31, 2022		December 31, 2023
	I-Mab	Other equity	I-Mab	Other equity	I-Mab	Other equity
	Hangzhou	investments	Hangzhou	investments	Hangzhou	investments
Operating data:
Revenue	5,660	—	103,826	—	122,604	—
Income (Loss) from operations	(295,186)	(3,513)	(356,734)	(5,565)	(313,600)	11,123
Net income (loss)	(290,586)	(3,513)	(346,322)	(5,565)	(313,600)	11,123

	As of December 31,
	2022		2023
	I-Mab	Other equity	I-Mab	Other equity
	Hangzhou	investments	Hangzhou	investments
Balance sheet data:
Current assets	499,665	81,683	333,423	67,221
Non-current assets	1,432,328	135,347	1,508,244	313,282
Current liabilities	281,587	107	313,204	58
Non-current liabilities	232,083	—	349,821	—

Summary of estimate the fair value of the put right using the following assumptions

	As of		As of
	December 31,		December 31,
Put right liabilities - Series A	2022		2023
Expected terms (Year)		1.7		0.7
Estimated volatility		33.9%		36.5%
Spot price	US$	148,276	US$	156,707
Probability of triggering event for redemption option		70%		100%

	As of		As of
	December 31,		December 31,
Put right liabilities - Series B	2022		2023
Expected terms (Year)		1.7		0.7
Estimated volatility		31.1%		33.5%
Spot price	US$	36,516	US$	44,570
Probability of triggering event for redemption option		70%		100%